Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Consolidated Statement of Changes in Equity
Net gain/(loss) on cash flow hedge	[1]	$ (31)	$ 35	[2]	$ 4	[2]
Gain (loss) from effective portion of changes in fair value		64	(65)		(36)
Amount of reclassification due to changes in foreign exchange rates		(95)	100		40
Amount netted against retained earnings		$ 0	$ 0		$ 0
Shares held by Rentokil Initial Employee Share Trust		9.8	11.4		13.0
Market value of shares held by Rentokil Initial Employee Share Trust		$ 59	$ 56		$ 71

[1]	$31m net loss (2024: $35m net gain; 2023: $4m net gain) on cash flow hedge includes a $64m gain (2024: $65m loss; 2023: $36m loss) from the effective portion of changes in fair value, and a $95m loss (2024: $100m gain; 2023: $40m gain) reclassification to the income statement due to changes in foreign exchange rates.
[2]	Refer to foreign currency translation in material accounting policies section.